Acquisition of Topone (Tables) - Acquisition of Topone [Member]	12 Months Ended
Sep. 30, 2025
Acquisition of Topone [Line Items]
Schedule of Estimated Fair Values of the Identifiable Assets Acquired

The following table summarizes the estimated fair values of the identifiable assets acquired and liabilities assumed as of March 24, 2025:

		March 24,
		2025
		RMB
Net tangible assets	(1)	434
Intangible assets		678
Total assets		1,112
Total purchase consideration		1,107
Bargain gain on purchase	(2)	5

(1)	The following is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible assets on March 24, 2025.
(2)	The Company recognized a bargain purchase gain of RMB 5, which was recorded in other income. Prior to recognizing the gain, management reassessed the identification and measurement of all assets acquired and liabilities assumed and determined that the resulting gain did not arise from measurement errors.

Schedule of Classes of Assets Acquired and Liabilities Assumed
As of March 24, 2025
RMB
ASSETS
Cash, cash equivalents	476
Total Assets	476
Liabilities:
Accrued expenses and other current liabilities	42
Total liabilities	42
Net tangible assets	434

Schedule of Cash Flow Effect of the Acquisition

The acquisition was settled entirely in cash. The cash flow effect of the acquisition is summarized as follows:

RMB
Cash consideration paid	(1,107)
Add: cash and cash equivalents acquired at year end exchange rate	476
Net cash outflow from acquisition	(631)